NORTHEAST INVESTORS GROWTH FUND
A NO-LOAD FUND
[PHOTO]
SIXTEENTH ANNUAL REPORT
FOR THE YEAR ENDED
DECEMBER 31, 1995

Northeast Investors Growth Fund
--------------------------------------------------------------------------------

         In 1995, Northeast Investors Growth Fund posted a total return of 36.5%, reflecting the Fund's second best year on record and a gain only slightly below the 36.9% return recorded in 1991. In 1995, the Dow Jones Industrial Average and the Standard & Poors 500 gained 36.9% and 37.6%, respectively.



         During the year, the price per share rose from $24.40 to $31.78, after the payment on December 14 of a $0.21 per share income dividend and a capital gains distribution of $1.32 per share. Furthermore, net assets achieved a new high of $48,337,297 on December 31, 1995. During the year, the number of shares outstanding increased, and our expense ratio declined -- a reflection of both our careful attention to expenses and the larger size of the fund.



         In 1995, we maintained an overweighted position in the interest sensitive banking sector, with BayBanks and Bank of Boston being two of our larger positions. This fall, the two companies agreed to merge, and it is anticipated that the merger will be completed by June 30, 1996. We believe that consolidation within the banking industry will continue in 1996, and, therefore, we anticipate maintaining our significant exposure to this sector.



         As the Fund has grown in size, we have diversified the list of holdings across a broader investment front. We increased the number of companies in which the Fund was invested from 47 at year-end 1994 to 54 on December 31, 1995. Nonetheless, while the number of positions has grown, we have continued to favor investments in large multinational companies such as Gillette, Johnson & Johnson, Coca-Cola, and PepsiCo. These investments provide exposure to international economies and markets without the currency risks and volatility of direct investments in foreign companies.



         The outlook for 1996 is unclear. With the backdrop of the 1996 elections, there are signs which point to an economic slowdown and a further decline in interest rates. We anticipate maintaining a fully-invested position with the Fund's assets, a stance that proved advantageous in 1995 given the strength of the markets. While we do not anticipate replicating the double-digit returns experienced in 1995, we are confident of the quality of and the growth prospects for the investments we currently hold.



         As always, I encourage shareholders to contact me about any questions regarding the Fund at any time.





                  Yours sincerely,







                  William A. Oates, Jr.                       President



February 1, 1996














Northeast Investors Growth Fund
--------------------------------------------------------------------------------







---------------------------------------------------------------------------------------------------------------------------
July 1, 1995-December 31, 1995
---------------------------------------------------------------------------------------------------------------------------

Additions to Existing Holdings
---------------------------------------------------------------------------------------------------------------------------

                                    Additions    Now Own
---------------------------------------------------------------------------------------------------------------------------
American International Group            5,350      9,350
America Online, Inc.                   10,000     16,000
Eastman Kodak Company                   6,100     16,100
First American Corporation, TN          2,200     13,200
Maxxam, Inc.                            3,000     10,000
Xerox Corporation                       4,000      6,800
New Holdings
                                                 Now Own
---------------------------------------------------------------------------------------------------------------------------
American Home Products Corporation                 2,500
Astra AB Spons ADR A                               8,750
Caterpillar , Inc.                                 7,200
First Security Corporation, Delaware              17,600
Fleet Financial Group, Inc.                       13,000
Home Depot, Inc.                                   9,100
McDonald's Corporation                            12,000
Merck & Company, Inc.                              9,600
Microsoft Corporation                              5,000
Nike, Inc. - Class B                               9,400
Warner Lambert Company                             2,600
Zions Bancorporation                               9,000

Eliminations/Reductions of Holdings

                                         Sold    Now Own
---------------------------------------------------------------------------------------------------------------------------
AT&T Corporation                        5,300      3,700
Bankers Trust New York                  4,500      5,000
BayBanks, Inc.                          9,400     30,600
Chubb Corporation                       1,500     10,000
Dow Chemical Company                   12,000          0
Fifth Third Bancorp                     7,000     11,000
General Mills, Inc.                     6,800      6,600
James River Corporation, VA             2,500     17,500
International Business Machines         2,000     10,000
Motorola, Inc.                          8,000     36,000
Philip Morris Companies, Inc.           3,000          0
Sara Lee Corporation                   10,000          0
SBC Communications, Inc.                2,525     10,000
Time Warner, Inc.                      18,000     40,000
West Point Stevens, Inc.               21,000     20,000


---------------------------------------------------------------------------------------------------------------------------
December 31, 1995
---------------------------------------------------------------------------------------------------------------------------

Ten Largest Investment Holdings
---------------------------------------------------------------------------------------------------------------------------

                                                Market
                                     Cost        Value
---------------------------------------------------------------------------------------------------------------------------
BayBanks, Inc.                     $1,007,900 $3,006,450
Bank of Boston Corporation          1,288,803  2,405,000
Gillette Company                      828,327  2,293,500
Walt Disney Company                   867,591  2,124,000
Motorola, Inc.                        987,975  2,052,000
General Electric Company            1,081,289  1,728,000
General Re Corporation                734,337  1,720,500
Johnson & Johnson                     835,385  1,541,250
Time Warner, Inc.                   1,043,759  1,515,000
Royal Dutch Petroleum Company         572,200  1,411,250



   For Federal Income Tax purposes, the following information is furnished with respect to the distributions of the Fund during its calendar year ended December
31, 1995.

                    Net InvestmentShort-Term   Long-Term
                        Income* Capital Gains*Capital Gains
                       ---------   ---------   --------

December 14, 1995    $0.21        $0.20      $1.12
                       ---------   ---------   --------

   *Under the Internal Revenue Code, 100% of the income distributions and short-term capital gains paid to shareholders may be taken into account as a dividend for purposes of the deduction for dividends received by corporations (section 243, as amended).



One year ended December 31, 1995                  36.46%

Five years ended December 31, 1995                13.68%

Ten years ended December 31, 1995                 13.23%




--------------------------------------------------------------------------------
Page 2




Northeast Investors Growth Fund
--------------------------------------------------------------------------------



The following graph compares the cumulative total shareholder return on the Northeast Investors Growth Fund shares over the ten preceding fiscal years with the cumulative total share return on the Standard & Poor's 500 Index, assuming an investment of $10,000 in both at their closing prices on December 31, 1985 and reinvestment of dividends and capital gains. For management's discussion of the Growth Fund's fiscal year 1995 performance, including strategies and market conditions which influenced such performance, see the President's letter to shareholders.


                         [EDGAR REFERENCE -- GRAPH]



                               1985   1986    1987   1988   1989    1990   1991   1992    1993   1994    1995

Northeast Investors Growth Fund$13,572$16,878$16,281$18,382$24,399 $24,770$33,913$33,665 $34,486$34,462 $47,027



Standard & Poor's 500 Index   $13,170$15,633 $16,446$19,164$25,239 $24,447$31,879$34,301 $37,738$38,229 $52,611




--------------------------------------------------------------------------------



Northeast Investors Growth Fund
--------------------------------------------------------------------------------




Common Stocks--                                                                                   Percent of
                                                                  Number of          Market             Net
Name  of Issuer                                                      Shares           Value          Assets
---------------------------------------------------------------------------------------------------------------------------
Apparel
---------------------------------------------------------------------------------------------------------------------------
     Nike, Inc.- Class B......................................        9,400   $     654,475            1.3%

Banks
---------------------------------------------------------------------------------------------------------------------------
     Bank of Boston Corporation ..............................       52,000       2,405,000
     Bankers Trust New York Corporation.......................        5,000         332,500
     BayBanks, Inc............................................       30,600       3,006,450
     Fifth Third Bancorp......................................       11,000         805,750
     First American Corporation, Tennessee....................       13,200         625,350
     First  Security Corporation, Delaware....................       17,600         677,600
     Fleet Financial Group, Inc...............................       13,000         529,750
     National Bancorp of Alaska, Inc..........................        3,000         195,000
     Zions Bancorporation.....................................        9,000         722,250
---------------------------------------------------------------------------------------------------------------------------
                                                                                  9,299,650           19.3%
Chemical
---------------------------------------------------------------------------------------------------------------------------
     Cabot Corporation........................................       12,500         673,438            1.4%

Clothing
---------------------------------------------------------------------------------------------------------------------------
     West Point Stevens, Inc.^................................       20,000         401,250             .8%

Computer  & Data Processing
---------------------------------------------------------------------------------------------------------------------------
     Hewlett- Packard Company.................................       10,000         837,500
     International Business Machines..........................       10,000         917,500
     Microsoft Corporation^...................................        5,000         438,750
---------------------------------------------------------------------------------------------------------------------------
                                                                                  2,193,750            4.5%
Computer Software & Services
---------------------------------------------------------------------------------------------------------------------------
     America Online, Inc.^....................................       16,000         600,000            1.2%

Drug
---------------------------------------------------------------------------------------------------------------------------
     Merck &  Company, Inc....................................        9,600         631,200            1.3%

Electrical Equipment
---------------------------------------------------------------------------------------------------------------------------
     General Electric Company.................................       24,000       1,728,000
     Intel Corporation........................................       16,000         908,000
     Motorola, Inc............................................       36,000       2,052,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                  4,688,000            9.8%
Energy & Natural Resources
---------------------------------------------------------------------------------------------------------------------------
     Thermo Electron Corporation^.............................       18,600         967,200            2.0%


---------------------------------------------------------------------------------------------------------------------------


 Northeast Investors Growth Fund
---------------------------------------------------------------------------------------------------------------------------
Common Stocks--continued
                                                                                                 Percent of
                                                                  Number of          Market             Net
Name  of Issuer                                                      Shares           Value          Assets
---------------------------------------------------------------------------------------------------------------------------
Entertainment
---------------------------------------------------------------------------------------------------------------------------
     Carnival Corporation.....................................        8,500       $ 207,188
     Time Warner, Inc.........................................       40,000       1,515,000
     Walt Disney Company......................................       36,000       2,124,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                  3,846,188            8.0%
Fast Food Service
---------------------------------------------------------------------------------------------------------------------------
     McDonald's Corporation                                          12,000         541,500            1.1%

Financial Services
---------------------------------------------------------------------------------------------------------------------------
     Beneficial Corporation                                          12,400         578,150            1.2%

Food  & Beverage
---------------------------------------------------------------------------------------------------------------------------
     Coca-Cola Company........................................        9,800         727,650
     General Mills, Inc.......................................        6,600         381,150
     Pepsico, Inc.............................................       15,000         838,125
---------------------------------------------------------------------------------------------------------------------------
                                                                                  1,946,925            4.0%
Food Service
---------------------------------------------------------------------------------------------------------------------------
     Sysco Corporation                                               15,000         487,500            1.0%

Health Care
---------------------------------------------------------------------------------------------------------------------------
     Warner Lambert Company...................................        2,600         252,525             .5%

Health Care Supplies
---------------------------------------------------------------------------------------------------------------------------
     Johnson & Johnson........................................       18,000       1,541,250            3.2%

Household Products
---------------------------------------------------------------------------------------------------------------------------
     American Home Products Corporation.......................        2,500         242,500
     Procter & Gamble Company.................................       16,500       1,369,500
---------------------------------------------------------------------------------------------------------------------------
                                                                                  1,612,000            3.3%
Industrial Services & Manufacturing
---------------------------------------------------------------------------------------------------------------------------
     Caterpillar, Inc.........................................        7,200         423,000
     Minnesota,  Mining & Manufacturing Company...............        5,000         331,250
---------------------------------------------------------------------------------------------------------------------------
                                                                                    754,250            1.6%
Insurance
---------------------------------------------------------------------------------------------------------------------------
     American International Group.............................        9,350         864,875
     Chubb Corporation........................................       10,000         967,500
     General Re Corporation...................................       11,100       1,720,500
     St. Paul Companies, Inc..................................       24,000       1,335,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                  4,887,875           10.2%

---------------------------------------------------------------------------------------------------------------------------

                                                                                                     Page 5


---------------------------------------------------------------------------------------------------------------------------


Northeast Investors Growth Fund
---------------------------------------------------------------------------------------------------------------------------

Common Stocks--continued
                                                                                                 Percent of
                                                                  Number of          Market             Net
Name  of Issuer                                                      Shares           Value          Assets
---------------------------------------------------------------------------------------------------------------------------
Office Equipment
---------------------------------------------------------------------------------------------------------------------------
     Xerox Corporation........................................        6,800       $ 931,600            1.9%

Paper & Forest Products
---------------------------------------------------------------------------------------------------------------------------
     James River Corporation, VA .............................       17,500         422,187
      Maxxam, Inc.^...........................................       10,000         352,500
---------------------------------------------------------------------------------------------------------------------------
                                                                                    774,687            1.6%
Petroleum, Coal & Gas
---------------------------------------------------------------------------------------------------------------------------
     Chevron Corporation......................................       24,000       1,260,000
      Royal Dutch Petroleum Company...........................       10,000       1,411,250
---------------------------------------------------------------------------------------------------------------------------

                                                                                  2,671,250            5.5%
Pharmaceuticals
---------------------------------------------------------------------------------------------------------------------------
     Abbott Laboratories......................................       12,000         501,000
     Astra AB Spons ADR A....................................         8,750         348,906
---------------------------------------------------------------------------------------------------------------------------

                                                                                    849,906            1.8%
Precision Instruments
---------------------------------------------------------------------------------------------------------------------------
     Eastman Kodak  Company...................................       16,100       1,078,700            2.2%

Publishing & Printing
---------------------------------------------------------------------------------------------------------------------------
     McGraw-Hill, Inc.........................................        4,000         348,500             .7%


Retail
---------------------------------------------------------------------------------------------------------------------------
     Home Depot, Inc..........................................        9,100         435,662             .9%

Telecommunications
---------------------------------------------------------------------------------------------------------------------------
     AT&T Corporation.........................................        3,700         239,575
     GTE Corporation..........................................       10,000         440,000
      SBC Communications, Inc.................................       10,000         575,000
---------------------------------------------------------------------------------------------------------------------------
                                                                                  1,254,575            2.6%
Toiletries & Cosmetics
---------------------------------------------------------------------------------------------------------------------------
     Gillette Company                                                44,000       2,293,500            4.7%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
                 Total Common Stocks (Cost--$29,776,849)                         47,195,506           97.6%

---------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement                                                   Face
---------------------------------------------------------------------------------------------------------------------------
Prudential-Bache Securities, Inc., Repurchase Agreement,
5.39% due January 2, 1996 ....................................   $1,455,926       1,455,926            3.0%
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
       Total Repurchase Agreement (Cost--$1,455,926)*                             1,455,926
---------------------------------------------------------------------------------------------------------------------------
       Total Investments (Cost--$31,232,775)                                  $  48,651,432          100.6%
                                                                             -------------------     ----------------
                                                                             -------------------     ----------------

     *Acquired on December 29, 1995. Collateralized by $1,485,046 of various U.S. government mortgage-backed securities, due through 9/01/2022. The maturity value is $1,456,144. As an operating policy, the Fund, through the custodian bank, secures receipt of adequate collateral supporting repurchase agreements --(see Note F)
     ^Non-income producing.
ADR stands for American Depository Receipt representing ownership of foreign securities.

--------------------------------------------------------------------------------
       The accompanying notes are an integral part of the financial statements.


Northeast Investors Growth Fund
--------------------------------------------------------------------------------






---------------------------------------------------------------------------------------------------------------------------
December 31, 1995
---------------------------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------------------------
Investments--at  market value
   (cost $31,232,775)-- Notes B, D &F....    $48,651,432
Dividends and interest receivable........         84,130
Receivable for shares of beneficial
   interest sold..........................       302,499
---------------------------------------------------------------------------------------------------------------------------

                 Total Assets............     49,038,061

Liabilities
---------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased........        610,217
Payable for shares of beneficial interest
   repurchased...........................         24,114
Accrued expenses.........................         42,197
Accrued investment advisory fee--
Note C...................................         24,236
---------------------------------------------------------------------------------------------------------------------------

   ..............Total Liabilities.......        700,764
---------------------------------------------------------------------------------------------------------------------------
Net Assets..............................     $48,337,297
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

Net Assets  consist of  (Note B):
Capital Paid-in..........................     30,907,315
Undistributed
   net investment income.................          1,766
Accumulated
   net realized gains on investments.....          9,559
Net unrealized appreciation of ..........
   investments                                17,418,657
                                             -----------

Net Assets, for 1,521,302 shares
   outstanding...........................    $48,337,297
                                             ===========

Net Asset Value, offering price
   and redemption price per share
   ($48,337,297/1,521,302 shares)                 $31.78
                                                  ======


---------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1995
---------------------------------------------------------------------------------------------------------------------------
Investment Income
---------------------------------------------------------------------------------------------------------------------------

Dividends................................     $842,592
Interest.................................       23,669
---------------------------------------------------------------------------------------------------------------------------

                     Total Income........      866,261

Expenses
---------------------------------------------------------------------------------------------------------------------------
Investment advisory fee--
      Note C..................    $290,132
Administrative expenses
    and salaries..............      92,056
Printing, postage
    and  stationery...........      33,200
Auditing fees.................      32,667
Registration and
      filing fees.............      29,774
Legal  fees...................      24,492
 Custodian fees...............      22,019
 Computer and
      related expenses........      19,958
 Trustees  fees--Note C........      6,000
 Insurance ...................       5,884
 Interest-Note G .............         301
Other expenses................       6,679
---------------------------------------------------------------------------------------------------------------------------

                   Total Expenses.............  563,162
---------------------------------------------------------------------------------------------------------------------------
                       Net Investment Income... 303,099
---------------------------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain
on Investments-Note B:
---------------------------------------------------------------------------------------------------------------------------
Net realized gain from investment
    transactions.........................      2,025,092
Change in unrealized appreciation
    of investments.......................     10,108,493
---------------------------------------------------------------------------------------------------------------------------
Net Gain on Investments..................     12,133,585
---------------------------------------------------------------------------------------------------------------------------
Net Increase  in Net Assets Resulting
   from Operations.......................    $12,436,684
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
The accompanying notes are an integral part of the financial statements.
 .




--------------------------------------------------------------------------------


Northeast Investors Growth Fund
--------------------------------------------------------------------------------










                                                                                      Years Ended December 31,
                                                                                         1995             1994
---------------------------------------------------------------------------------------------------------------------------
Increase (Decrease)  in Net Assets
From Operations:
   Net investment income.....................................................     $    303,099      $     263,567
   Net realized gain from investment transactions............................        2,025,092            596,042
   Change in unrealized appreciation of investments..........................       10,108,493          (909,015)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
        Net Increase (Decrease) in Net Assets Resulting from
        Operations...............................................                   12,436,684          (49,406)

Distributions  to Shareholders:
   From net investment income...............................................          (301,333)        (263,567)
   In excess of net investment income.......................................            --               (3,031)
   From net realized gains on investments..................................         (1,894,093)        (583,622)
   In excess of net realized gains on investments ..........................            --             (118,411)
                                                                                      ---------       ----------
   Total Distributions......................................................        (2,195,426)        (968,631)

From Net Fund Share Transactions--Note E.....................................         2,636,657      (2,216,958)
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
        Total Increase (Decrease) in Net Assets............................           12,877,915      (3,234,995)
Net Assets:
   Beginning of Period......................................................          35,459,382      38,694,377
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
   End of Period (including undistributed net investment income
     (distributions in excess of net investment income) of $1,766
     and ($3,031), respectively).............................................     $ 48,337,297      $ 35,459,382

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------







--------------------------------------------------------------------------------
 The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                             See Notes To Financial Statements.


Northeast Investors Growth Fund
--------------------------------------------------------------------------------




Note A--Organization
     Northeast Investors Growth Fund (the "Fund") is a diversified, no-load, open-end, series-type management investment company registered under the Investment Company Act of 1940, as amended. The Fund presently consists of one portfolio and is organized as a Massachusetts business trust.

Note B--Significant Accounting Policies
     Significant accounting policies of the Fund are as follows:
     Valuation of Investments: Investments in securities traded on national securities exchanges are valued based upon closing prices on the exchanges. Securities traded in the over-the-counter market and listed securities with no sales on the date of valuation are valued at closing bid prices. Repurchase agreements are valued at cost with earned interest included in interest receivable. Other short-term investments, when held by the Fund, are valued at cost plus earned discount or interest which approximates market value.
     Security Transactions: Investment security transactions are recorded on the date of purchase or sale. Net realized gain or loss on sales of investments is determined on the basis of identified cost.
     Federal Income Taxes: No provision for federal income taxes is necessary since the Fund has elected to qualify under subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.
     State Income Taxes: Because the Fund has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state or excise taxes.
     Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryovers and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. The Fund's distributions and dividend income are recorded on the ex-dividend date. Interest income, which consists of interest from repurchase agreements, is accrued as earned.
     Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Note C--Investment Advisory and Service Contract
     The Fund has its investment advisory and service contract with Northeast Management & Research Company, Inc. (the "Advisor"). Under the contract, the Fund pays the Advisor an annual fee at a maximum rate of 1% of the first $10,000,000 of the Fund's average daily net assets, 3/4 of 1% of the next $20,000,000 and 1/2 of 1% of the average daily net assets in excess of $30,000,000, in monthly installments on the basis of the average daily net assets during the month preceding payment. In the event that the normal operating expenses of the Fund, exclusive of taxes, interest and brokerage commissions or fees, but including the investment advisory fee, shall exceed 2.5% of the first $30,000,000 of the Fund's average daily net asset value, 2% of the next $70,000,000 of the Fund's average daily net asset value and 1.5% of the Fund's average daily net asset value in excess of $100,000,000 for any fiscal year related thereto, the Advisor will waive a portion of its fee to the extent of such excess.
     All trustees except Messrs. John R. Furman and John C. Emery are officers or directors of the Advisor. The compensation of all disinterested trustees of the Fund is borne by the Fund.


--------------------------------------------------------------------------------



Northeast Investors Growth Fund
--------------------------------------------------------------------------------










Note D--Purchases and Sales of Investments
     The cost of purchases and proceeds from sales of investments, other than short-term securities, aggregated $10,991,770 and $10,786,279 respectively, for the year ended December 31, 1995.

Note E--Shares of Beneficial Interest
     At December 31, 1995, there was an unlimited number of shares of beneficial interest authorized with no par value. Transactions in shares of beneficial interest were as follows:

                                                                             Years Ended December 31,
                                                                      1995                           1994
                                                          ----------------------------   ----------------------------
                                                             Shares         Amount           Shares        Amount
                                                          ------------   -------------   ------------   -------------
Shares sold.............................................       221,312      $6,723,415        152,440      $3,755,882
Shares issued to shareholders in reinvestment of
   distributions from net investment income and
   realized gains from security transactions............        63,002       2,021,120         36,815         881,353
                                                          ------------   -------------   ------------   -------------
                                                               284,314       8,744,535        189,255       4,637,235

Shares repurchased......................................      (216,757)     (6,107,878)      (276,170)     (6,854,193)
                                                          ------------   -------------   ------------   -------------
   Net Increase (Decrease) .............................        67,557      $2,636,657        (86,915)    ($2,216,958)

                                                          ============   =============   ============   =============

Note F--Repurchase Agreement
     On a daily basis, the Fund invests uninvested cash balances into repurchase agreements secured by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Note G--Short-term Borrowings
     Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At December 31, 1995, the Fund had unused lines of credit amounting to $5,000,000.
     The following information relates to aggregate short-term borrowings during the year ended December 31, 1995: Average amount outstanding (total of daily outstanding principal balances divided by number of days during the year.)................................... $3,365
Weighted average interest rate (actual interest expense on short-term borrowing
divided by average short-term borrowings outstanding)                      8.9%

Note H-Other Tax Information
     For federal income tax purposes, the cost of investments owned at December 31, 1995 was $31,232,775. At December 31, 1995, gross unrealized appreciation of investments was $17,497,804 and gross unrealized depreciation was $79,147, resulting in net unrealized appreciation of $17,418,657.

--------------------------------------------------------------------------------


                                              See Notes To Financial Statements.



Northeast Investors Growth Fund
--------------------------------------------------------------------------------


                                                          Years Ended December 31
Per Share Data            1995      1994     1993      1992~    1991~     1990~    1989~     1988~    1987~     1986~
                          ----      ----     ------------------------------------------------------------------------
Net asset value:
  Beginning of period.. $24.40    $25.12   $29.11    $31.12    $23.45    $23.68   $18.28   $16.84    $18.23   $15.24
                        ------    ----------------------------------------------------------------------------------

Income From Investment
  Operations:
Net investment income..    .21       .19      .20       .20       .26       .28      .23      .27       .14      .08
Net realized and
  unrealized gain (loss)
  on investments.......   8.70      (.22)     .47      (.44)     8.32       .08     5.75     1.91      (.79)    3.56
                         -----     -----    -----     -----     -----     -----    -----     -----    -----        -----
Total  from investment
  operations...........   8.91      (.03)     .67      (.24)     8.58       .36     5.98     2.18     (.65)    3.64
Less Distributions:
  Net investment income.  (.21)    (.19)     (.20)     (.20)     (.36)    (.26)    (.28)     (.27)    (.12)    (.13)
  Capital gains........  (1.32)     (.50)   (4.46)    (1.57)     (.55)    (.33)    (.30)     (.47)    (.62)    (.52)
                          ----      ----     ----      ----      ----      ----     ----     ----      ----     ----

Total Distributions....  (1.53)     (.69)   (4.66)    (1.77)     (.91)     (.59)    (.58)    (.74)     (.74)   (.65)
                          ----      ----     -----     -----     ----      ----     -----     ----      ----    ----
                          ----      ----     -----     -----     ----      ----     -----     ----      ----    ----




Net asset value:
  End of period........ $31.78    $24.40   $25.12    $29.11    $31.12    $23.45   $23.68   $18.28    $16.84   $18.23
                         -----     -----    -----     -----     -----     -----    -----    -----     -----    -----


Total Return...........  36.46%   (.07%)    2.44%     (.73%)   36.91%     1.52%   32.73%   12.91%    (3.54%)  24.36%

Ratios & Supplemental Data
Net assets end of
  period (000's omitted)$48,337  $35,459   $38,694   $42,609   $40,873  $27,189  $27,205   $19,248  $20,847  $20,537
Ratio of operating
  expenses* to average
  net assets...........  1.37%     1.53%    1.45%     1.42%     1.50%     1.74%    1.77%   1.74%+     1.60%    1.87%
Ratio of net  investment
  income to average
  net assets...........   .74%      .74%     .62%      .71%     1.02%     1.19%    1.11%   1.25%+      .60%     .53%
Portfolio turnover rate 26.53%    25.55%   35.14%    28.91%    15.63%    37.18%   22.97%  15.83%     35.90%   12.61%

  *  ..................Includes state taxes incurred through June 30, 1987.

  + During 1988 the investment advisor waived a portion of its fee. Had the waiver not been made the ratios of operating expenses to average net assets and net investment income to average net assets would have been 1.99% and 1.00%, respectively.

  ~  Audited by other Auditors





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Northeast Investors Growth Fund
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To the Shareholders and Trustees of
Northeast Investors Growth Fund:



We have audited the accompanying statement of assets and liabilities of Northeast Investors Growth Fund, including the schedule of investments, as of December 31, 1995, and the related statement of operations for the year then ended, the changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years ended December 31, 1986 through 1992, presented herein, were audited by other auditors whose report dated January 15, 1993, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Northeast Investors Growth Fund at December 31, 1995, and the results of its operations for the year then ended and the changes in its net assets for each of the two years of the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with generally accepted accounting principles.







Boston, Massachusetts                                   COOPERS & LYBRAND L.L.P.
January 25, 1996




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                                             See Notes To Financial Statements.


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--------------------------------------------------------------------------------
William A. Oates, Jr.               John R. Furman
Ernest E. Monrad                    John C. Emery
Robert B. Minturn, Jr.

--------------------------------------------------------------------------------
William A. Oates, Jr., President
Ernest E. Monrad, Assistant Treasurer
Robert B. Minturn, Jr., Vice President & Clerk
Gordon C. Barrett, Vice President & Treasurer

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Northeast Management & Research Company, Inc.
     50 Congress Street
     Boston, Massachusetts  02109

--------- ----------------------------------------------------------------------
Investors Bank & Trust Company
       89 South Street
     Boston, Massachusetts 02111

--------------------------------------------------------------------------------
Mintz, Levin, Cohn, Ferris, Glovsky
     and Popeo, P.C.
        One Financial Center
        Boston, Massachusetts 02111

--------------------------------------------------------------------------------
Northeast Investors Growth Fund
      50 Congress Street
      Boston, Massachusetts 02109

--------------------------------------------------------------------------------
Coopers & Lybrand L.L.P
      One Post Office Square
      Boston, Massachusetts 02109
This report is prepared for the information of the shareholders of Northeast Investors Growth Fund and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Fund shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Fund's future performance, and that the Fund's investments are subject to market risks.
Shares of the  Fund are sold to investors at net asset value by


                                                    Northeast Investors
                                                        Growth Fund
                                                    50 Congress Street
                                                Boston, Massachusetts 02109
                                                        800-225-6704
                                                        617-523-3588

Northeast Investors Growth Fund

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--------------------------------------------------------------------------------
The share price for Northeast Investors Growth Fund is quoted daily in the Mutual Funds section of most major newspapers under the heading NEINV GR or Noeast Gr
--------------------------------------------------------------------------------

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                                              See Notes To Financial Statements.